DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2025
Disclusure Of New Standards In Period Prior To Their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4: -	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 18, "Presentation and Disclosure in Financial Statements":

In April 2024, the International Accounting Standards Board ("the IASB") issued IFRS 18, "Presentation and Disclosure in Financial Statements" ("IFRS 18") which replaces IAS 1, "Presentation of Financial Statements". IFRS 18 is aimed at improving comparability and transparency of communication in financial statements. IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information. IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity's operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, "Statement of Cash Flows" and IAS 34, "Interim Financial Reporting".

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted, subject to disclosure.

The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.